Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of future minimum lease payments under these non-cancellable leases

	Payment due by schedule
	Less than
	1 year	1 - 2 years	2 - 3 years	Total
Office rental	8,851	—	—	8,851
Bandwidth leasing	535	—	—	535
	9,386	—	—	9,386

Schedule of expected repayment amount of the debt obligations

	Payment due by schedule
	Less than			More than
	1 year	1 - 2 years	2 - 3 years	3 years	Total
Funding Debts obligations
Loan payables to individual investors via financial partners	268,167	—	—	21,498	289,665
Consolidated trusts	290,103	—	—	—	290,103
Loan payables to a shareholder	121,687	—	—	—	121,687
Interest payments	24,300	2,511	2,511	2,092	31,414
Total Funding Debts obligations	704,257	2,511	2,511	23,590	732,869